Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Newcrest Mining Ltd.	1,041,401	$21,139,401
Resolute Mining Ltd.(a)(b)	3,351,293	2,536,030
St. Barbara Ltd.	2,073,541	4,294,419
Westgold Resources Ltd.(a)	1,673,135	2,598,867

		30,568,717

Canada — 55.9%
Agnico Eagle Mines Ltd.	320,304	20,413,529
Alacer Gold Corp.(a)	902,749	5,603,810
Alamos Gold Inc., Class A	1,042,081	8,406,311
B2Gold Corp.	2,285,345	12,549,391
Barrick Gold Corp.	3,185,062	76,296,775
Centerra Gold Inc.	634,889	6,416,871
Eldorado Gold Corp.(a)	515,056	4,318,839
Endeavour Mining Corp.(a)	220,034	5,281,962
Equinox Gold Corp.(a)	288,928	2,642,201
Gran Colombia Gold Corp.(a)	108,678	551,174
IAMGOLD Corp.(a)	1,285,925	4,781,981
Kinross Gold Corp.(a)	2,729,742	17,675,583
Kirkland Lake Gold Ltd.	503,195	19,313,048
New Gold Inc.(a)	2,651,082	3,145,547
Premier Gold Mines Ltd.(a)(b)	950,994	1,376,059
SEMAFO Inc.(a)(b)	1,124,296	3,855,566
SSR Mining Inc.(a)	327,362	6,271,557
TMAC Resources Inc.(a)(b)	37,226	39,321
Torex Gold Resources Inc.(a)	267,850	3,681,920
Wesdome Gold Mines Ltd.(a)	350,528	2,918,953
Wheaton Precious Metals Corp.	655,148	28,117,045
Yamana Gold Inc.	2,275,265	12,263,583

		245,921,026

Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR	496,276	3,895,767

Russia — 2.2%
Polymetal International PLC	482,346	9,702,199

South Africa — 11.3%
AngloGold Ashanti Ltd.	785,281	18,908,749
DRDGOLD Ltd.	521,585	523,671
Gold Fields Ltd.	1,980,985	15,405,601

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co. Ltd.(a)	1,460,309	$4,754,629
Sibanye Stillwater Ltd.(a)	5,496,023	10,091,396

		49,684,046

Turkey — 0.5%
Koza Altin Isletmeleri AS(a)	205,015	2,227,019

United Kingdom — 1.5%
Centamin PLC	3,183,223	6,540,667

United States — 20.4%
Coeur Mining Inc.(a)(b)	582,527	3,349,530
McEwen Mining Inc.(a)(b)	1,353,978	1,223,725
Newmont Corp.	1,454,629	85,052,158

		89,625,413

Total Common Stocks — 99.7% (Cost: $369,112,828)		438,164,854

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	2,854,350	2,858,631
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	300,000	300,000

		3,158,631

Total Short-Term Investments — 0.7% (Cost: $3,154,952)		3,158,631

Total Investments in Securities — 100.4% (Cost: $372,267,780)		441,323,485

Other Assets, Less Liabilities — (0.4)%		(1,753,720)

Net Assets — 100.0%		$439,569,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,240,200	(7,385,850)	2,854,350	$2,858,631	$55,732	(b)	$1,103	$2,848
BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	202,000	300,000	300,000	2,037		—	—

				$3,158,631	$57,769		$1,103	$2,848

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$438,164,854	$—	$—	$438,164,854
Money Market Funds	3,158,631	—	—	3,158,631

	$441,323,485	$—	$—	$441,323,485

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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